Note 11 - Investments	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
11.	INVESTMENTS

(a)	On
August 10, 2012,
Just Energy, through a subsidiary, acquired an interest in ecobee, a private company that designs, manufactures and distributes smart thermostats, for an amount of
$6.4
million. During the fiscal year
2017,
Just Energy further increased its investment in the company by
$5.4
million. The Company markets these smart thermostats in all its core markets, bundling the thermostats with commodity and home service products. As at
March 31, 2018,
Just Energy owns approximately
8.5%
of ecobee. Previously, this investment was measured at cost as fair value could not
be measured reliably. This investment is measured at fair value and is classified as available-for-sale. The fair value of the investment has been determined directly from transacted/quoted prices of identical assets that are not
active (Level
2
measurement). During the year ended
March 31, 2018,
the fair value of the investment increased by
$20.6
million (
2017
-
$nil
).

(b)	Just Energy has an instrument that is convertible upon the option of the holder into an equity investment in Energy Earth, a private company that offers products related to the conservation of natural resources. This investment is designated as fair value through profit or loss. The fair value of the investment has been determined by reference to direct inputs other than quoted prices that are observable for the asset (Level
2
measurement). During the year ended
March 31, 2018,
the fair value of the investment increased by
$1.3
million (
2017
-
$nil
) to
$3.9
million (
2017
-
$nil
).